Long-term Debt - Minimum Lease Payments (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee
Minimum finance lease payments payable	$ 39	$ 34
Less: amounts representing finance charges	6	6
Minimum finance lease payments payable, at present value	33	28
No later than one year
Disclosure of finance lease and operating lease by lessee
Minimum finance lease payments payable	11	8
Minimum finance lease payments payable, at present value	9	7
Later than one year but no later than five years
Disclosure of finance lease and operating lease by lessee
Minimum finance lease payments payable	22	19
Minimum finance lease payments payable, at present value	18	15
More than five years
Disclosure of finance lease and operating lease by lessee
Minimum finance lease payments payable	6	7
Minimum finance lease payments payable, at present value	$ 6	$ 6